Fair Value Measurements of Financial Instruments (Details) - Recurring - Commodity Derivatives $ in Thousands	Jun. 30, 2015 item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Significant Other Observable Inputs (Level 2)
Fair Value Measurements of Financial Instruments
Number of bank counterparties for company's commodity derivative contracts | item	7	7	7
Assets:
Total assets		$ 126,709	$ 2,578
Liabilities:
Total liabilities			33,390
Significant Other Observable Inputs (Level 2) | Swaps | Oil
Assets:
Total assets			469
Liabilities:
Total liabilities			32,209
Significant Other Observable Inputs (Level 2) | Swaps | NGL
Assets:
Total assets			488
Liabilities:
Total liabilities			74
Significant Other Observable Inputs (Level 2) | Collars | Oil
Assets:
Total assets		106,450	64
Liabilities:
Total liabilities			809
Significant Other Observable Inputs (Level 2) | Collars | Natural Gas
Assets:
Total assets		20,259	751
Liabilities:
Total liabilities			272
Significant Other Observable Inputs (Level 2) | Basis Differential Swaps
Assets:
Total assets			806
Liabilities:
Total liabilities			26
Total
Assets:
Total assets		126,709	2,578
Liabilities:
Total liabilities			33,390
Total | Swaps | Oil
Assets:
Total assets			469
Liabilities:
Total liabilities			32,209
Total | Swaps | NGL
Assets:
Total assets			488
Liabilities:
Total liabilities			74
Total | Collars | Oil
Assets:
Total assets		106,450	64
Liabilities:
Total liabilities			809
Total | Collars | Natural Gas
Assets:
Total assets		$ 20,259	751
Liabilities:
Total liabilities			272
Total | Basis Differential Swaps
Assets:
Total assets			806
Liabilities:
Total liabilities			$ 26